Risk Management (Details) - Schedule of High, Low and Average Levels - Market Risk [Member] - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Consolidated [Member] | Top of Range [Member]
Risk Management (Details) - Schedule of High, Low and Average Levels [Line Items]
Value at risk	$ 6.81	$ 6.23
Consolidated [Member] | Bottom of Range [Member]
Risk Management (Details) - Schedule of High, Low and Average Levels [Line Items]
Value at risk	2.61	2.73
Consolidated [Member] | Weighted Average [Member]
Risk Management (Details) - Schedule of High, Low and Average Levels [Line Items]
Value at risk	4.09	4.41
Fixed-Income Investments [Member] | Top of Range [Member]
Risk Management (Details) - Schedule of High, Low and Average Levels [Line Items]
Value at risk	5.06	5.78
Fixed-Income Investments [Member] | Bottom of Range [Member]
Risk Management (Details) - Schedule of High, Low and Average Levels [Line Items]
Value at risk	2.11	2.75
Fixed-Income Investments [Member] | Weighted Average [Member]
Risk Management (Details) - Schedule of High, Low and Average Levels [Line Items]
Value at risk	3.15	4.2
Variable-Income Investments [Member] | Top of Range [Member]
Risk Management (Details) - Schedule of High, Low and Average Levels [Line Items]
Value at risk
Variable-Income Investments [Member] | Bottom of Range [Member]
Risk Management (Details) - Schedule of High, Low and Average Levels [Line Items]
Value at risk
Variable-Income Investments [Member] | Weighted Average [Member]
Risk Management (Details) - Schedule of High, Low and Average Levels [Line Items]
Value at risk
Foreign Currency Investments [Member] | Top of Range [Member]
Risk Management (Details) - Schedule of High, Low and Average Levels [Line Items]
Value at risk	5.79	4.82
Foreign Currency Investments [Member] | Bottom of Range [Member]
Risk Management (Details) - Schedule of High, Low and Average Levels [Line Items]
Value at risk	0.23	0.17
Foreign Currency Investments [Member] | Weighted Average [Member]
Risk Management (Details) - Schedule of High, Low and Average Levels [Line Items]
Value at risk	$ 2.2	$ 1.14